Shareholder Report, Average Annual Return (Details) 190148_Angel Oak UltraShort Income Fund_Class A1_TSR SemiAnnual {Class A1}	6 Months Ended	12 Months Ended	48 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A1 (with maximum 1.50% sales charge)
Average Annual Return, Percent		2.35%	4.39%
Without Sales Load [Member] | Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A1 (without sales charge)
Average Annual Return, Percent		4.41%	4.79%
Bloomberg U.S. Aggregate Bond Index_1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.71%	2.05%
Bloomberg Short Treasury: 9-12 Months Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Treasury: 9-12 Months Index
Average Annual Return, Percent		3.86%	4.15%
Bloomberg Short Term Government/Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Term Government/Corporate Index
Average Annual Return, Percent		4.00%	4.46%